Fair value measurement - Financial assets or financial liabilities measured in fair value on a non-recurring basis (Details) - Non-Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	¥ 0	¥ 0
Financial liabilities	¥ 0	¥ 0